Prepayments and Other Current Assets (Details) - CNY (¥)		12 Months Ended
	Jul. 27, 2021	Dec. 31, 2023	Dec. 31, 2022
Prepayments and Other Current Assets [Line Items]
Prepayment amount	¥ 53,400,000
Due amount			¥ 22,850,000
Beijing S.K [Member]
Prepayments and Other Current Assets [Line Items]
Due amount			¥ 1,790,939
Investment cooperation agreement [Member]
Prepayments and Other Current Assets [Line Items]
Prepaid for intent acquisition	¥ 100,000,000
Langfang school [Member]
Prepayments and Other Current Assets [Line Items]
Amount receivables		1 year
Beijing S.K [Member]
Prepayments and Other Current Assets [Line Items]
Due amount		¥ 22,850,000